Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Offsetting Financial Assets And Financial Liabilities Tables [Line Items]
Disclosure Of Offsetting Of Financial Assets Explanatory

Financial assets subject to offsetting, enforceable

master netting arrangements and similar

agreements
Assets subject to netting arrangements

Netting recognized on the balance sheet
Netting potential not recognized on
the balance sheet
3
Assets not
subject to netting
arrangements
4
Total assets
As of 31.12.23, USD bn
Gross assets
before netting
Netting with

gross liabilities
2
Net assets
recognized
on the
balance

sheet
Financial
liabilities
Collateral
received
Assets after
consideration
of
netting
potential
Assets
recognized
on the
balance

sheet
Total assets
after
consideration
of netting

potential
Total assets
recognized

on the

balance
sheet
Receivables from securities financing
transactions measured at amortized cost
69.2 (12.2) 56.9 (1.5) (55.2) 0.3 17.2 17.5 74.1
Derivative financial instruments

128.8 (2.5) 126.3 (99.3) (23.4) 3.7 5.4 9.1 131.7
Cash collateral receivables on

derivative instruments
1
31.5 0.0 31.5 (20.4) (2.5) 8.7 0.8 9.5 32.3
Financial assets at fair value

not held for trading
96.3 (89.6) 6.7 (1.8) (4.9) 0.0 57.1 57.1 63.8
of which: reverse

repurchase agreements 95.1 (89.6) 5.5 (1.8) (3.7) 0.0 0.0 0.0 5.5
Total assets 325.7 (104.3) 221.4 (122.9) (85.9)
12.6
80.5 93.1 301.9
As of 31.12.22, USD bn
Receivables from securities financing
transactions measured at amortized cost 60.8 (11.1) 49.6 (3.0) (46.4) 0.3 18.2 18.5 67.8
Derivative financial instruments

147.4 (2.5) 144.9 (110.9) (28.5) 5.5 5.2 10.7 150.1
Cash collateral receivables on

derivative instruments
1
33.5 0.0 33.5 (20.9) (1.9) 10.6 1.5 12.1 35.0
Financial assets at fair value

not held for trading
85.6 (76.8) 8.7 (1.5) (7.3) 0.0 50.7 50.7 59.4
of which: reverse

repurchase agreements 84.4 (76.8) 7.6 (1.5) (6.1) 0.0 0.1 0.1 7.7
Total assets 327.2 (90.4) 236.8 (136.3) (84.1) 16.4 75.6 92.0 312.4
1 The net

amount of Cash collateral

receivables on derivative

instruments recognized on

the balance sheet includes

certain OTC

derivatives that are

net settled on

a daily basis either

legally or in substance

under
IAS 32 principles and exchange-traded

derivatives that are economically

settled on a daily basis.

2 The logic of

the table results in amounts

presented in the “Netting

with gross liabilities” column corresponding
directly to the amounts presented in the “Netting with gross assets” column in the liabilities table presented below.

Netting in this column for reverse repurchase agreements presented within the lines “Receivables
from securities financing transactions

measured at amortized cost”

and “Financial assets at

fair value not

held for trading”

taken together corresponds

to the amounts presented

for repurchase agreements

in the
“Payables from securities financing transactions measured at amortized cost” and “Other financial liabilities designated at fair value” lines in the liabilities table presented below.

3 For the purpose of this disclosure,
the amounts of financial instruments and cash collateral presented have been capped so as not to exceed the net amount of financial assets presented on the balance sheet; i.e., over-collateralization, where it exists,
is not reflected in the table.

4 Includes assets not subject to enforceable netting arrangements and other out-of-scope items.

Disclosure Of Offsetting Of Financial Liabilities Explanatory

Financial liabilities subject to offsetting, enforceable

master netting arrangements and similar

agreements
Liabilities subject to netting arrangements

Netting recognized on the balance sheet
Netting potential not recognized

on the balance sheet
3
Liabilities not
subject

to netting

arrangements
4
Total liabilities
As of 31.12.23, USD bn
Gross
liabilities
before
netting
Netting with

gross assets
2
Net

liabilities
recognized
on the
balance
sheet
Financial
assets
Collateral
pledged
Liabilities
after
consideration

of netting
potential
Liabilities
recognized
on the
balance

sheet
Total

liabilities

after
consideration
of netting
potential
Total

liabilities
recognized
on the
balance

sheet
Payables from securities financing
transactions measured at amortized cost
16.1 (12.1) 4.0 (0.8) (3.2) 0.0 1.8 1.8 5.8
Derivative financial instruments

135.9 (2.5) 133.5 (99.3) (24.5) 9.7 7.2 16.9 140.7
Cash collateral payables on

derivative instruments
1 33.5 0.0 33.5 (17.2) (3.4) 12.9 1.4 14.3 34.9
Other financial liabilities

designated at fair value
97.1 (89.8) 7.3 (2.5) (4.8) 0.0 20.1 20.1 27.4
of which: repurchase agreements 96.7 (89.8) 6.9 (2.5) (4.4) 0.0 0.0 0.0 6.9
Total liabilities 282.6 (104.3) 178.3 (119.7) (36.0) 22.5 30.4 53.0 208.7
As of 31.12.22, USD bn
Payables from securities financing
transactions measured at amortized cost
14.1 (11.1) 3.0 (1.3) (1.8) 0.0 1.2 1.2 4.2
Derivative financial instruments

150.3 (2.5) 147.8 (110.9) (26.2) 10.7 7.1 17.8 154.9
Cash collateral payables on

derivative instruments
1 34.9 0.0 34.9 (20.0) (1.9) 13.0 1.6 14.5 36.4
Other financial liabilities

designated at fair value
92.5 (76.9) 15.6 (3.2) (12.4) 0.0 16.4 16.4 32.0
of which: repurchase agreements
92.1 (76.9) 15.3 (3.2) (12.1) 0.0 0.1 0.1 15.3
Total liabilities 291.7 (90.4) 201.3 (135.3) (42.3) 23.7 26.3 49.9 227.6
1 The net amount of Cash collateral payables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis.

2 The logic of the table results

in amounts presented in the “Netting with

gross assets” column corresponding to the amounts
presented in the “Netting with gross

liabilities” column in the assets table presented

above. Netting in this column for repurchase agreements

presented within the lines “Payables from securities financing transactions measured at amortized

cost” and “Other

financial liabilities designated

at fair value”

taken together

corresponds to the

amounts presented for

reverse repurchase agreements

in the “Receivables

from securities
financing transactions measured at amortized cost”

and “Financial assets at fair value not held

for trading” lines in the assets

table presented above.

3 For the purpose of this

disclosure, the amounts of financial
instruments and cash collateral presented have been capped so as not to exceed the net amount of financial liabilities presented on the balance sheet;

i.e., over-collateralization, where it exists,

is not reflected in the
table.

4 Includes liabilities not subject to enforceable netting arrangements and other out-of-scope items.